Property and Equipment, Net (Details)	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation	¥ 1,083,322	$ 6,876	¥ 778,611	¥ 309,508